UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Annual Report

December 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-ANN-0211
1.831202.104

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
Fidelity® VIP Investment Grade Central Fund	8.12%	7.02%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Ford O'Neil, Portfolio Manager of Fidelity® VIP Investment Grade Central Fund: For the year, the fund returned 8.12%, outpacing the Barclays Capital® U.S. Aggregate Bond Index. Sector selection was a key factor behind the fund's outperformance. Specifically, significant overweightings in higher-yielding, riskier segments of the investment-grade bond market - most notably corporate bonds and commercial mortgage-backed securities (CMBS) - bolstered relative performance, as these sectors significantly outpaced the index. A corresponding underweighting in lagging U.S. government bonds also helped, as did an out-of-index stake in Treasury Inflation-Protected Securities (TIPS). Advantageous security selection further boosted results, particularly among corporates and government-agency-backed mortgage securities. Within the corporate sector, an overweighting in bonds issued by financial companies - led by real estate investment trusts (REITS) - helped lift the fund's performance, as the area was a standout during the year. Among mortgages, a focus on securities with some measure of protection against prepayment - including those backed by older loans, low-balance loans, 15-year mortgages and hybrid adjustable-rate mortgages - proved beneficial. Detracting from results was exposure to European corporate bonds, which faltered in response to the continent's debt woes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Actual	.0027%	$ 1,000.00	$ 1,021.50	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.19	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
U.S. Government and U.S. Government Agency Obligations† 72.9%	U.S. Government and U.S. Government Agency Obligations† 58.7%
AAA 8.2%	AAA 7.7%
AA 2.3%	AA 3.3%
A 7.9%	A 8.2%
BBB 13.5%	BBB 12.8%
BB and Below 3.2%	BB and Below 2.3%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets*** (8.1)%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of December 31, 2010
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	4.7	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2010 *		As of June 30, 2010 **
	Corporate Bonds 23.9%		Corporate Bonds 23.5%
	U.S. Government and U.S. Government Agency Obligations† 72.9%		U.S. Government and U.S. Government Agency Obligations† 58.7%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 2.3%
	CMOs and Other Mortgage Related Securities 8.2%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets*** (8.1)%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	3.2%	**Foreign investments	4.3%
* Futures and Swaps	2.4%	**Futures and Swaps	2.3%
*** Short-Term Investments and Net Other Assets are not included in the pie chart.
† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 2,100,000	$ 2,171,705
5.875% 1/15/36	5,329,000	4,670,789
		6,842,494
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	1,975,485
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,205,286
5.5% 3/15/11	2,675,000	2,701,108
5.7% 5/15/18	2,400,000	2,641,262
6.4% 3/1/40	2,884,000	3,091,259
6.45% 3/15/37	1,410,000	1,506,536
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,718,764
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,741,572
6.35% 6/1/40	2,421,000	2,614,876
NBC Universal, Inc.:
3.65% 4/30/15 (c)	1,200,000	1,230,834
5.15% 4/30/20 (c)	3,234,000	3,352,442
6.4% 4/30/40 (c)	3,340,000	3,546,960
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,264,068
News America, Inc.:
6.15% 3/1/37	1,745,000	1,819,307
6.2% 12/15/34	5,840,000	6,131,912
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,752,674
6.2% 7/1/13	7,000,000	7,774,424
6.75% 7/1/18	4,425,000	5,158,130
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,223,746
6.5% 11/15/36	2,337,000	2,554,208
Viacom, Inc.:
6.125% 10/5/17	1,312,000	1,480,120
6.75% 10/5/37	935,000	1,057,487
		69,542,460
TOTAL CONSUMER DISCRETIONARY		76,384,954
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (c)	3,000,000	3,430,785
7.75% 1/15/19 (c)	3,200,000	3,981,914
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,838,686

	Principal Amount	Value
FBG Finance Ltd. 5.125% 6/15/15 (c)	$ 2,185,000	$ 2,318,746
		11,570,131
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	3,037,000	2,926,909
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,894,810
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,397,635
6.125% 2/1/18	3,684,000	4,208,215
6.5% 8/11/17	3,514,000	4,090,549
		16,591,209
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	5,870,556
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,143,731
5.65% 5/16/18	2,751,000	3,101,543
Reynolds American, Inc. 7.25% 6/15/37	3,085,000	3,207,576
		15,323,406
TOTAL CONSUMER STAPLES		46,411,655
ENERGY - 2.7%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (c)	3,724,000	3,859,688
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	3,902,000	3,862,695
		7,722,383
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	3,512,000	3,825,646
Apache Corp. 5.1% 9/1/40	3,242,000	3,150,047
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,481,810
ConocoPhillips 5.75% 2/1/19	3,900,000	4,444,495
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,134,124
Duke Capital LLC 6.25% 2/15/13	855,000	927,249
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,571,943
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,571,885
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	356,364
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,200,000	4,455,263
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,496,000	1,678,080
6.85% 1/15/40 (c)	5,616,000	6,527,213
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,898,400
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35	$ 5,405,000	$ 5,025,764
6.4% 5/15/37	2,125,000	2,058,874
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,980,000	2,137,034
Pemex Project Funding Master Trust 0.9034% 12/3/12 (c)(j)	410,000	407,335
Petro-Canada:
6.05% 5/15/18	1,480,000	1,681,523
6.8% 5/15/38	3,485,000	3,969,781
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,320,000	2,407,158
6.875% 1/20/40	6,213,000	6,461,520
7.875% 3/15/19	4,277,000	5,056,141
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,158,000	2,229,814
6.125% 1/15/17	1,250,000	1,372,470
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,109,558
5.5% 9/30/14 (c)	2,808,000	3,024,238
5.832% 9/30/16 (c)	2,118,975	2,277,898
6.332% 9/30/27 (c)	2,415,000	2,549,322
6.75% 9/30/19 (c)	1,838,000	2,131,972
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,363,742
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	707,226
		93,993,889
TOTAL ENERGY		101,716,272
FINANCIALS - 12.4%
Capital Markets - 2.6%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	4,375,000	4,747,654
6.95% 8/10/12	2,070,000	2,258,362
BlackRock, Inc. 6.25% 9/15/17	1,507,000	1,696,419
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,186,000	5,284,078
5.625% 1/15/17	3,000,000	3,172,314
5.95% 1/18/18	755,000	819,087
6.15% 4/1/18	5,954,000	6,556,503
6.75% 10/1/37	3,421,000	3,497,617
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	2,071,000	2,115,342
6.5% 6/15/12	6,054,000	6,547,637
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,108,438

	Principal Amount	Value
JPMorgan Chase Capital XXV 6.8% 10/1/37	$ 6,975,000	$ 7,191,860
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,390,481
7.125% 5/15/15	5,585,000	6,013,906
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,820,000	1,919,725
6.4% 8/28/17	1,989,000	2,102,912
6.875% 4/25/18	1,676,000	1,834,144
Morgan Stanley:
4% 7/24/15	11,995,000	12,057,194
4.75% 4/1/14	1,500,000	1,536,041
5.95% 12/28/17	2,100,000	2,221,884
6% 5/13/14	3,380,000	3,652,022
6.625% 4/1/18	10,165,000	11,026,677
7.3% 5/13/19	3,590,000	4,041,040
UBS AG Stamford Branch 5.75% 4/25/18	1,220,000	1,325,812
		98,117,149
Commercial Banks - 2.3%
Bank of America NA 5.3% 3/15/17	6,480,000	6,567,046
Credit Suisse (Guernsey) Ltd. 5.86% (j)	4,785,000	4,521,825
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,551,716
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (c)(j)	280,110	273,725
Discover Bank:
7% 4/15/20	1,891,000	2,032,904
8.7% 11/18/19	6,339,000	7,461,726
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,954,246
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,136,262
8.25% 3/1/38	4,319,000	4,970,517
Fifth Third Bank 4.75% 2/1/15	487,000	505,070
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	1,585,000	1,505,750
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,434,487
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,057,104
KeyBank NA:
5.8% 7/1/14	2,049,000	2,195,526
6.95% 2/1/28	800,000	814,176
KeyBank NA, Cleveland 5.45% 3/3/16	1,618,000	1,702,704
Korea Development Bank 5.3% 1/17/13	3,805,000	4,028,411
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (j)	269,000	265,788
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,824,759
5% 1/17/17	2,497,000	2,533,761
5.25% 9/4/12	1,200,000	1,236,642
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp. 3.625% 2/8/15	$ 1,165,000	$ 1,204,556
Regions Bank:
6.45% 6/26/37	3,952,000	3,512,340
7.5% 5/15/18	2,383,000	2,454,490
Regions Financial Corp.:
5.75% 6/15/15	814,000	796,703
7.75% 11/10/14	2,367,000	2,461,680
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,558,660
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,671,313
Wachovia Corp. 4.875% 2/15/14	785,000	826,669
Wells Fargo & Co.:
3.625% 4/15/15	4,064,000	4,214,136
3.75% 10/1/14	3,750,000	3,914,569
		86,189,261
Consumer Finance - 0.7%
Capital One Financial Corp. 5.7% 9/15/11	1,991,000	2,055,321
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,496,639
3.5% 6/29/15	1,573,000	1,600,559
5.625% 9/15/17	2,420,000	2,653,530
5.625% 5/1/18	9,700,000	10,577,986
5.875% 1/14/38	3,600,000	3,736,976
6.375% 11/15/67 (j)	4,000,000	3,960,000
		27,081,011
Diversified Financial Services - 1.9%
Bank of America Corp. 5.75% 12/1/17	12,165,000	12,659,215
BP Capital Markets PLC 3.125% 10/1/15	3,694,000	3,691,462
Capital One Capital V 10.25% 8/15/39	1,378,000	1,474,460
Citigroup, Inc.:
4.75% 5/19/15	10,152,000	10,630,129
5.375% 8/9/20	3,993,000	4,148,755
5.5% 4/11/13	1,390,000	1,480,114
6.125% 5/15/18	6,240,000	6,836,088
6.5% 8/19/13	8,073,000	8,864,630
JPMorgan Chase & Co. 6.3% 4/23/19	3,920,000	4,461,960
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,375,000	3,263,164
5.35% 4/15/12 (c)	1,700,000	1,733,142
5.5% 1/15/14 (c)	2,405,000	2,386,424
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,096,132
5.15% 3/15/20	1,545,000	1,601,803
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,716,000	3,655,615

	Principal Amount	Value
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	$ 500,000	$ 487,875
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,016,000	990,600
		69,461,568
Insurance - 1.8%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,063,624
American International Group, Inc. 8.175% 5/15/68 (j)	3,075,000	3,274,288
Aon Corp.:
3.5% 9/30/15	1,538,000	1,538,758
5% 9/30/20	1,792,000	1,808,667
6.25% 9/30/40	1,150,000	1,182,175
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	446,612
Lincoln National Corp. 7% 5/17/66 (j)	4,799,000	4,679,025
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	1,455,000	1,947,411
MetLife, Inc.:
2.375% 2/6/14	2,161,000	2,171,256
4.75% 2/8/21	1,477,000	1,508,051
5.875% 2/6/41	1,140,000	1,201,934
6.75% 6/1/16	3,234,000	3,736,928
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,137,059
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,500,636
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,348,000	1,589,424
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,060,000	2,275,361
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,690,000	3,944,924
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	2,985,030
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,642,201
Prudential Financial, Inc.:
7.375% 6/15/19	1,250,000	1,473,799
8.875% 6/15/38 (j)	4,682,000	5,442,825
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,409,253
The Chubb Corp. 5.75% 5/15/18	1,895,000	2,105,476
Unum Group 5.625% 9/15/20	2,099,000	2,106,896
		67,171,613
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	528,709
Camden Property Trust 5.375% 12/15/13	2,985,000	3,197,941
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,713,000	2,737,425
5.375% 10/15/12	1,252,000	1,288,114
7.5% 4/1/17	1,944,000	2,171,625
Duke Realty LP 4.625% 5/15/13	1,047,000	1,089,510
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc. 6% 9/15/17	$ 2,405,000	$ 2,385,709
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,508,532
5.9% 4/1/20	1,046,000	1,109,301
HRPT Properties Trust:
5.75% 11/1/15	670,000	697,630
6.25% 6/15/17	4,455,000	4,557,478
UDR, Inc. 5.5% 4/1/14	3,685,000	3,917,009
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	950,573
Washington (REIT) 5.95% 6/15/11	3,042,000	3,096,318
		29,235,874
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13	2,575,000	2,735,600
BioMed Realty LP 6.125% 4/15/20 (c)	1,392,000	1,469,770
Brandywine Operating Partnership LP:
5.7% 5/1/17	5,000,000	4,987,380
5.75% 4/1/12	1,376,000	1,424,841
Colonial Properties Trust:
4.8% 4/1/11	273,000	273,634
5.5% 10/1/15	6,290,000	6,277,760
Digital Realty Trust LP 4.5% 7/15/15 (c)	1,829,000	1,840,265
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,363,077
5.5% 3/1/16	1,270,000	1,321,834
5.625% 8/15/11	3,781,000	3,859,252
5.95% 2/15/17	928,000	966,491
6.25% 5/15/13	2,913,000	3,133,770
6.5% 1/15/18	2,445,000	2,608,915
ERP Operating LP:
4.75% 7/15/20	2,827,000	2,849,203
5.375% 8/1/16	1,066,000	1,165,524
5.5% 10/1/12	3,560,000	3,801,578
5.75% 6/15/17	4,365,000	4,782,665
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,141,271
5.5% 12/15/16	2,290,000	2,479,230
6.625% 10/1/17	2,673,000	3,028,156
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,879,427
Reckson Operating Partnership LP:
5.15% 1/15/11	810,000	810,394
6% 3/31/16	3,099,000	3,192,339
Regency Centers LP:
5.875% 6/15/17	1,827,000	1,948,139
6.75% 1/15/12	2,035,000	2,110,851
Simon Property Group LP:
4.2% 2/1/15	1,523,000	1,592,494

	Principal Amount	Value
5.1% 6/15/15	$ 2,220,000	$ 2,409,590
Tanger Properties LP:
6.125% 6/1/20	1,657,000	1,778,677
6.15% 11/15/15	349,000	378,626
		72,610,753
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
3.7% 9/1/15	185,000	183,403
5.65% 5/1/18	4,438,000	4,534,624
6.5% 8/1/16	3,000,000	3,255,279
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,095,000	3,223,015
Independence Community Bank Corp. 2.11% 4/1/14 (j)	4,690,000	4,689,934
		15,886,255
TOTAL FINANCIALS		465,753,484
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,016,000	3,183,252
6.25% 6/15/14	1,108,000	1,238,702
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,632,950
		7,054,904
INDUSTRIALS - 0.6%
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	58,599	58,892
Continental Airlines, Inc.:
6.648% 3/15/19	1,468,210	1,534,279
6.795% 2/2/20	2,733,498	2,760,833
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	2,486,428	2,672,911
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,877,094	3,020,949
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,290,625	1,290,625
8.36% 7/20/20	4,631,669	4,724,303
		16,062,792
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	7,701,070
TOTAL INDUSTRIALS		23,763,862
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	$ 3,520,000	$ 3,710,710
7.6% 5/15/14	7,213,000	8,319,388
		12,030,098
Metals & Mining - 0.3%
Anglo American Capital PLC:
4.45% 9/27/20 (c)	935,000	949,495
9.375% 4/8/14 (c)	2,675,000	3,220,630
Corporacion Nacional del Cobre (Codelco) 3.75% 11/4/20 (c)	1,206,000	1,148,272
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,487,640
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,473,552
		10,279,589
TOTAL MATERIALS		22,309,687
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
6.3% 1/15/38	364,000	384,001
6.8% 5/15/36	10,939,000	12,115,096
BellSouth Capital Funding Corp. 7.875% 2/15/30	526,000	633,756
CenturyLink, Inc. 7.6% 9/15/39	2,898,000	2,920,886
Sprint Capital Corp. 6.875% 11/15/28	5,000,000	4,375,000
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,049,086
5.25% 10/1/15	192,000	196,581
6.999% 6/4/18	3,792,000	4,015,072
7.2% 7/18/36	3,523,000	3,308,315
Telefonica Emisiones SAU 5.855% 2/4/13	1,438,000	1,535,335
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,487,669
6.25% 4/1/37	1,380,000	1,472,539
6.9% 4/15/38	2,420,000	2,822,574
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,168,092
		39,484,002
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.125% 5/1/12	1,130,000	1,234,394
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	3,759,000	4,006,184
5.875% 10/1/19	4,711,000	5,120,117
6.35% 3/15/40	1,471,000	1,547,448

	Principal Amount	Value
Sprint Nextel Corp. 6% 12/1/16	$ 2,260,000	$ 2,183,725
Vodafone Group PLC 5% 12/16/13	2,775,000	3,020,821
		17,112,689
TOTAL TELECOMMUNICATION SERVICES		56,596,691
UTILITIES - 2.6%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,049,650
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,631,234
AmerenUE 6.4% 6/15/17	3,819,000	4,322,780
Commonwealth Edison Co. 5.4% 12/15/11	1,925,000	2,007,804
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	5,907,000	5,863,028
Edison International 3.75% 9/15/17	2,401,000	2,384,049
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	937,681
6% 2/2/18 (c)	1,864,000	1,742,236
FirstEnergy Corp. 7.375% 11/15/31	2,361,000	2,488,879
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,039,583
6.05% 8/15/21	3,013,000	3,095,158
Kentucky Utilities Co.:
3.25% 11/1/20 (c)	284,000	267,868
5.125% 11/1/40 (c)	2,032,000	1,993,479
LG&E and KU Energy LLC:
2.125% 11/15/15 (c)	2,670,000	2,561,382
3.75% 11/15/20 (c)	525,000	499,816
Louisville Gas & Electric Co. 5.125% 11/15/40 (c)	610,000	599,338
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,642,611
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,143,422
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,470,776
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	382,000	374,360
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,240,234
7.1% 3/1/11	3,932,000	3,971,996
Tampa Electric Co. 5.4% 5/15/21 (c)	1,329,000	1,426,764
		50,754,128
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,481,685
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 1,229,000	$ 1,353,192
6.5% 5/1/18	2,640,000	2,939,431
		11,774,308
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,483,948
Dominion Resources, Inc.:
6.25% 6/30/12	1,938,000	2,082,679
6.3% 9/30/66 (j)	9,626,000	9,385,350
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,588,092
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	3,107,413
6.5% 9/15/37	1,334,000	1,509,041
National Grid PLC 6.3% 8/1/16	4,181,000	4,773,188
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	4,260,439
5.45% 9/15/20	613,000	631,699
6.25% 12/15/40	837,000	850,876
6.4% 3/15/18	2,760,000	3,059,609
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	1,738,000	1,711,930
		36,444,264
TOTAL UTILITIES		98,972,700
TOTAL NONCONVERTIBLE BONDS (Cost $841,335,019)		898,964,209
U.S. Government and Government Agency Obligations - 31.9%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
0.375% 12/28/12	5,510,000	5,475,028
0.5% 10/30/12	5,199,000	5,185,254
0.75% 12/18/13	2,443,000	2,415,712
1% 4/4/12	10,285,000	10,352,500
1% 9/23/13	1,480,000	1,477,761
1.25% 8/20/13	2,517,000	2,533,446
1.75% 2/22/13	20,000,000	20,422,300
2.5% 5/15/14	1,734,000	1,799,051
2.75% 3/13/14	1,840,000	1,923,192
5% 2/16/12	2,860,000	3,003,918
Federal Home Loan Bank:
0.875% 12/27/13	250,000	247,808
1.625% 11/21/12	5,835,000	5,940,794
1.625% 3/20/13	4,450,000	4,530,398
Freddie Mac:
0.375% 11/30/12	4,019,000	3,995,075

	Principal Amount	Value
1.125% 7/27/12	$ 600,000	$ 605,404
1.75% 6/15/12	4,185,000	4,258,639
2.125% 3/23/12	204,000	208,066
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,553,220
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	250,000	250,476
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		77,178,042
U.S. Treasury Inflation Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (g)	29,111,212	30,873,361
2.5% 1/15/29	8,149,120	9,243,520
U.S. Treasury Inflation-Indexed Notes 1.375% 1/15/20	99,841,459	103,857,906
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		143,974,787
U.S. Treasury Obligations - 25.5%
U.S. Treasury Bonds:
3.875% 8/15/40	101,415,000	93,412,748
4.375% 11/15/39	26,390,000	26,530,184
U.S. Treasury Notes:
0.375% 9/30/12	3,346,000	3,338,026
1.375% 11/30/15	179,532,000	174,468,659
2.25% 1/31/15	42,293,000	43,416,387
2.375% 8/31/14	115,000,000	119,132,870
2.375% 9/30/14	60,000,000	62,146,860
2.375% 2/28/15	39,150,000	40,349,165
2.5% 4/30/15	40,000,000	41,353,120
2.625% 7/31/14 (g)	265,000,000	277,152,625
2.625% 11/15/20	81,608,000	76,979,276
TOTAL U.S. TREASURY OBLIGATIONS		958,279,920
Other Government Related - 0.5%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (d)	18,220,000	18,633,357
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,182,991,224)		1,198,066,106
U.S. Government Agency - Mortgage Securities - 40.7%
	Principal Amount	Value
Fannie Mae - 34.2%
1.842% 5/1/34 (j)	$ 1,452,126	$ 1,486,403
2.02% 9/1/33 (j)	738,816	755,525
2.166% 10/1/33 (j)	51,859	53,640
2.207% 7/1/35 (j)	47,282	48,850
2.297% 10/1/33 (j)	1,242,032	1,285,156
2.316% 3/1/35 (j)	20,083	20,834
2.532% 7/1/34 (j)	61,745	64,323
2.553% 10/1/33 (j)	104,917	109,799
2.561% 2/1/35 (j)	3,007,537	3,135,849
2.582% 3/1/35 (j)	65,713	68,573
2.589% 6/1/36 (j)	115,117	120,630
2.62% 8/1/36 (j)	2,182,272	2,288,076
2.622% 7/1/34 (j)	2,306,430	2,409,443
2.666% 6/1/34 (j)	585,851	611,689
2.687% 2/1/35 (j)	3,750,869	3,928,062
2.744% 9/1/34 (j)	869,796	909,066
2.749% 5/1/36 (j)	485,520	511,839
2.771% 5/1/35 (j)	267,725	281,475
2.773% 11/1/36 (j)	1,483,486	1,561,551
2.836% 9/1/35 (j)	2,314,389	2,429,476
2.949% 2/1/34 (j)	34,314	36,044
2.961% 9/1/36 (j)	1,225,737	1,298,132
2.981% 7/1/35 (j)	137,869	144,851
3% 1/1/26 (e)	16,000,000	15,667,501
3.128% 10/1/37 (j)	48,690	51,189
3.161% 4/1/36 (j)	2,269,027	2,391,610
3.5% 1/1/26 (e)(f)	9,000,000	9,064,688
3.5% 1/1/26 (e)(f)	27,000,000	27,194,063
3.5% 11/1/40 (f)	28,060,018	26,812,664
3.5% 1/1/41 (e)(f)	8,000,000	7,655,638
3.536% 7/1/37 (j)	270,895	284,653
4% 8/1/18 to 12/1/40 (f)	52,582,018	52,613,977
4% 1/1/41 (e)(f)	4,000,000	3,979,062
4% 1/1/41 (e)(f)	22,000,000	21,884,843
4% 1/1/41 (e)(f)	13,500,000	13,429,336
4% 1/1/41 (e)(f)	14,000,000	13,926,718
4% 1/1/41 (e)(f)	13,500,000	13,429,336
4.5% 6/1/24 to 11/1/40	57,978,491	59,780,947
4.5% 1/1/26 (e)	8,800,000	9,224,187
4.5% 1/1/41 (e)(f)	34,000,000	34,905,780
4.5% 1/1/41 (e)	5,100,000	5,235,867
4.5% 1/1/41 (e)	22,000,000	22,586,093
4.5% 1/1/41 (e)	18,000,000	18,479,531
5% 2/1/18 to 9/1/40	112,709,592	119,039,853
5% 1/1/41 (e)	28,000,000	29,437,187
5% 1/1/41 (e)	15,000,000	15,769,922
5% 1/1/41 (e)	24,000,000	25,231,874
5% 1/1/41 (e)	25,000,000	26,283,203
5% 1/1/41 (e)	19,000,000	19,975,234
5% 1/1/41 (e)	19,500,000	20,500,898

	Principal Amount	Value
5% 1/1/41 (e)	$ 16,000,000	$ 16,821,250
5% 1/1/41 (e)(f)	22,500,000	23,654,882
5% 1/1/41 (e)(f)	39,000,000	41,001,796
5.214% 12/1/35 (j)	675,731	710,998
5.227% 2/1/36 (j)	1,493,233	1,562,380
5.5% 4/1/16 to 12/1/39	103,273,226	110,721,617
5.5% 1/1/41 (e)	15,000,000	16,048,829
5.5% 1/1/41 (e)	59,000,000	63,125,392
5.5% 1/1/41 (e)	4,000,000	4,279,688
5.5% 1/1/41 (e)	5,000,000	5,349,610
5.5% 1/1/41 (e)	63,500,000	67,940,041
5.5% 1/1/41 (e)(f)	63,500,000	67,940,041
6% 6/1/14 to 4/1/39	51,586,975	56,047,195
6% 1/1/41 (e)	35,500,000	38,578,517
6% 1/1/41 (e)	18,000,000	19,560,938
6% 1/1/41	1,000,000	1,086,719
6% 1/1/41 (e)(f)	39,000,000	42,382,033
6% 1/1/41 (e)(f)	16,000,000	17,387,501
6% 1/1/41 (e)(f)	13,000,000	14,127,344
6.5% 6/1/11 to 9/1/38 (f)	24,763,032	27,630,163
6.5% 12/1/40 (e)(f)	5,000,000	5,564,649
6.5% 1/1/41 (e)(f)	400,000	444,500
7% 3/1/15 to 8/1/32	2,000,155	2,239,657
7.5% 7/1/16 to 11/1/31	1,652,421	1,864,735
8% 1/1/30 to 5/1/30	56,346	64,021
8.5% 3/1/25 to 6/1/25	867	999
TOTAL FANNIE MAE		1,284,530,635
Freddie Mac - 2.9%
2.194% 4/1/35 (j)	929,602	965,923
2.624% 1/1/35 (j)	274,978	287,108
2.664% 6/1/35 (j)	202,056	212,268
2.664% 3/1/36 (j)	252,888	262,289
2.961% 1/1/35 (j)	916,997	965,486
3.352% 10/1/35 (j)	160,543	170,075
3.513% 3/1/33 (j)	18,661	19,658
4% 1/1/26 (e)	1,750,000	1,797,852
4.5% 7/1/25 to 5/1/40	6,789,662	7,018,195
4.5% 1/1/41 (e)	14,000,000	14,348,907
4.5% 1/1/41 (e)	34,000,000	34,847,345
4.938% 1/1/36 (j)	787,870	814,729
5% 9/1/39 to 9/1/40	29,243,890	30,761,918
5.31% 11/1/35 (j)	462,609	489,931
6% 4/1/32 to 7/1/37	4,510,167	4,963,215
6% 1/1/41 (e)	10,500,000	11,369,531
7.5% 5/1/17 to 11/1/31	163,696	184,217
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8% 7/1/17 to 5/1/27	$ 28,060	$ 31,560
8.5% 3/1/20 to 1/1/28	138,806	158,814
TOTAL FREDDIE MAC		109,669,021
Ginnie Mae - 3.6%
4% 1/15/25 to 2/15/40	25,023,892	26,123,543
4% 1/1/41 (e)	8,000,000	8,046,875
4% 1/1/41 (e)	19,000,000	19,111,329
4.5% 3/15/39 to 6/15/40 (e)(f)	55,259,446	57,505,206
4.5% 1/1/41 (e)(f)	4,000,000	4,153,438
6% 3/15/29 to 11/15/34	7,252,646	7,985,021
6.5% 8/15/27 to 11/15/35	6,906,025	7,787,424
7% 1/15/28 to 7/15/32	3,248,105	3,667,381
7.5% 4/15/22 to 10/15/28	850,912	962,383
8% 2/15/17 to 9/15/30	96,683	109,480
8.5% 12/15/16 to 3/15/30	19,233	21,579
TOTAL GINNIE MAE		135,473,659
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,520,596,203)		1,529,673,315
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7306% 4/25/35 (j)	634,109	363,315
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0106% 3/25/34 (j)	17,845	17,583
Series 2005-HE2 Class M2, 0.7106% 4/25/35 (j)	61,759	58,085
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.7406% 10/20/14 (j)	26,387	4,894
Airspeed Ltd. Series 2007-1A Class C1, 2.7603% 6/15/32 (c)(j)	2,669,096	1,161,057
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,620,000	1,643,457
Class A4, 3% 10/15/15 (c)	1,600,000	1,653,065
Ally Master Owner Trust Series 2010-3 Class A, 2.88% 4/15/15 (c)	7,850,000	8,039,402
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class C1, 5.28% 11/6/11	79,836	79,846

	Principal Amount	Value
Series 2008-AF Class A3, 5.68% 12/12/12 (FSA Insured)	$ 2,409,159	$ 2,432,866
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9606% 12/25/33 (j)	35,559	26,470
Series 2004-R2 Class M3, 0.8106% 4/25/34 (j)	47,022	10,349
Series 2004-R8 Class M9, 3.0106% 9/25/34 (j)	127,968	355
Series 2005-R2 Class M1, 0.7106% 4/25/35 (j)	727,000	619,056
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0334% 3/25/34 (j)	16,878	12,543
Series 2004-W11 Class M2, 0.9606% 11/25/34 (j)	198,000	144,658
Series 2004-W7 Class M1, 0.8106% 5/25/34 (j)	209,000	142,109
Series 2006-W4 Class A2C, 0.4206% 5/25/36 (j)	498,794	175,547
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0856% 4/25/34 (j)	940,000	688,710
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,218,910
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,050,000	5,050,629
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (j)	572,436	543,814
C-BASS Trust Series 2006-CB7 Class A2, 0.3206% 10/25/36 (j)	24,678	24,462
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,348,442
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5606% 7/25/36 (j)	402,000	37,404
Series 2007-RFC1 Class A3, 0.4006% 12/25/36 (j)	635,000	234,678
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4406% 5/20/17 (FGIC Insured) (c)(j)	43,706	41,584
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (c)	186,774	187,931
Chase Issuance Trust Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,027,524
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	6,300,000	6,288,606
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	$ 3,687,947	$ 3,691,805
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,778,243
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5306% 5/25/37 (j)	270,000	8,061
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (j)	40,946	15,611
Series 2004-3 Class M4, 1.2306% 4/25/34 (j)	56,336	22,916
Series 2004-4 Class M2, 1.0556% 6/25/34 (j)	207,174	116,855
Series 2005-3 Class MV1, 0.6806% 8/25/35 (j)	332,140	316,265
Series 2005-AB1 Class A2, 0.4706% 8/25/35 (j)	42,826	42,278
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.724% 5/28/35 (j)	13,702	9,955
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4356% 8/25/34 (j)	102,000	58,021
Series 2006-3 Class 2A3, 0.4206% 11/25/36 (j)	1,585,000	590,510
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0856% 3/25/34 (j)	5,800	1,960
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (c)	5,190,000	5,182,149
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	1,025,000	1,036,262
Series 2009-D:
Class A3, 2.17% 10/15/13	2,000,000	2,022,622
Class A4, 2.98% 8/15/14	1,800,000	1,864,918
Series 2010-B Class A3, 0.98% 10/15/14	3,550,000	3,559,392
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8103% 6/15/13 (j)	272,000	269,138
Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,550,822
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7506% 1/25/35 (j)	334,000	161,990
Class M4, 0.9406% 1/25/35 (j)	128,000	24,000

	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (c)(j)	$ 829,000	$ 489,110
GE Business Loan Trust Series 2003-1 Class A, 0.6903% 4/15/31 (c)(j)	91,430	80,458
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	152,632	30,796
Class M1, 0.9106% 6/25/34 (j)	772,000	535,225
Series 2007-HE1 Class M1, 0.5106% 3/25/47 (j)	289,000	16,155
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3406% 5/25/30 (c)(j)	225,553	115,032
Series 2006-3 Class C, 0.8106% 9/25/46 (c)(j)	538,000	107,600
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5506% 8/25/33 (j)	278,551	200,025
Series 2003-5 Class A2, 0.9606% 12/25/33 (j)	11,595	7,459
Series 2005-5 Class 2A2, 0.5106% 11/25/35 (j)	36,047	35,735
Series 2006-1 Class 2A3, 0.4856% 4/25/36 (j)	432,940	420,559
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5506% 3/20/36 (j)	267,165	221,330
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4506% 1/25/37 (j)	436,000	183,933
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	2,040,000	2,063,169
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3906% 11/25/36 (j)	438,000	372,795
Class MV1, 0.4906% 11/25/36 (j)	356,000	218,688
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6328% 12/27/29 (j)	263,786	225,082
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3406% 6/25/34 (j)	33,693	21,576
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5206% 10/25/36 (j)	158,000	8,828
Series 2007-HE1 Class M1, 0.5606% 5/25/37 (j)	249,000	12,629
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9106% 7/25/34 (j)	$ 32,638	$ 25,423
Series 2006-FM1 Class A2B, 0.3706% 4/25/37 (j)	587,991	522,861
Series 2006-OPT1 Class A1A, 0.5206% 6/25/35 (j)	557,894	454,194
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6006% 8/25/34 (j)	20,187	16,039
Series 2004-NC8 Class M6, 1.5106% 9/25/34 (j)	109,818	46,659
Series 2005-NC1 Class M1, 0.7006% 1/25/35 (j)	141,000	76,321
National Collegiate Student Loan Trust Series 2006-4 Class A1, 0.2906% 3/25/25 (j)	63,366	62,561
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7706% 9/25/35 (j)	503,000	353,384
Series 2005-D Class M2, 0.7306% 2/25/36 (j)	105,000	9,116
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,126,190
Ocala Funding LLC Series 2006-1A Class A, 1.6606% 3/20/11 (a)(c)(j)	414,000	153,180
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5106% 9/25/34 (j)	188,000	106,329
Class M4, 1.7106% 9/25/34 (j)	241,000	60,235
Series 2005-WCH1:
Class M2, 0.7806% 1/25/36 (j)	1,972,000	1,771,878
Class M3, 0.8206% 1/25/36 (j)	168,000	115,936
Class M4, 1.0906% 1/25/36 (j)	520,000	211,753
Series 2005-WHQ2 Class M7, 1.5106% 5/25/35 (j)	1,251,000	37,720
Providian Master Note Trust Series 2006-C1A Class C1, 0.8103% 3/15/15 (c)(j)	759,000	758,241
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3306% 2/25/37 (j)	158,971	156,905
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0606% 4/25/33 (j)	1,796	1,576
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0556% 3/25/35 (j)	546,481	451,576

	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4034% 3/20/19 (FGIC Insured) (c)(j)	$ 223,539	$ 210,148
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (j)	448,000	40,310
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4106% 9/25/34 (j)	25,472	11,238
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1206% 9/25/34 (j)	10,148	7,706
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.85% 11/20/13	5,630,000	5,618,154
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7603% 8/15/15 (c)(j)	2,465,000	2,452,634
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (c)(j)	630,180	252,072
TOTAL ASSET-BACKED SECURITIES (Cost $98,689,696)		96,077,647
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (c)(j)	503,217	491,386
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (j)	485,000	122,364
Class C, 5.8772% 4/10/49 (j)	1,290,000	226,621
Class D, 5.8772% 4/10/49 (j)	650,000	101,577
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.9237% 3/25/34 (j)	20,516	17,947
Series 2005-E Class 2A7, 2.8659% 6/25/35 (j)	2,680,000	2,137,111
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5406% 1/25/35 (j)	762,127	612,735
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.0795% 2/25/37 (j)	423,600	417,819
Series 2007-A2 Class 2A1, 3.1213% 7/25/37 (j)	225,084	224,085
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2934% 12/10/49 (j)	7,310,000	7,768,167
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4839% 8/25/34 (j)	2,462,748	2,447,072
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9157% 11/25/34 (j)	$ 755,141	$ 699,723
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (c)(j)	1,007,000	993,909
Class C2, 0.7591% 10/18/54 (c)(j)	337,000	330,833
Class M2, 0.5391% 10/18/54 (c)(j)	579,000	568,231
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (c)(j)	863,000	831,995
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (c)(j)	1,097,000	1,092,996
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8606% 12/20/54 (c)(j)	2,117,000	1,159,058
Series 2006-2 Class C1, 0.7306% 12/20/54 (j)	1,885,000	1,065,025
Series 2006-3 Class C2, 0.7606% 12/20/54 (j)	396,000	225,461
Series 2006-4:
Class B1, 0.3506% 12/20/54 (j)	1,059,000	840,846
Class C1, 0.6406% 12/20/54 (j)	647,000	354,233
Class M1, 0.4306% 12/20/54 (j)	279,000	195,300
Series 2007-1:
Class 1C1, 0.8606% 12/20/54 (j)	654,000	369,510
Class 1M1, 0.5606% 12/20/54 (j)	425,000	297,500
Class 2C1, 1.2206% 12/20/54 (j)	298,000	168,370
Class 2M1, 0.7606% 12/20/54 (j)	546,000	382,200
Series 2007-2 Class 2C1, 0.6906% 12/17/54 (j)	757,000	412,565
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (j)	151,584	101,183
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1373% 4/25/35 (j)	1,096,295	960,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4806% 5/19/35 (j)	131,587	86,008

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	$ 6,230,000	$ 6,455,198
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.814% 12/25/34 (j)	741,646	686,047
Series 2006-A2 Class 5A1, 2.9702% 11/25/33 (j)	900,756	861,293
Series 2007-A1 Class 1A1, 3.0106% 7/25/35 (j)	2,239,363	2,174,494
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4706% 5/25/47 (j)	361,395	228,635
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4306% 2/25/37 (j)	528,474	370,364
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.45% 6/15/22 (c)(j)	449,000	387,263
Class D, 0.46% 6/15/22 (c)(j)	173,000	144,888
Class E, 0.47% 6/15/22 (c)(j)	276,000	228,390
Class F, 0.5% 6/15/22 (c)(j)	498,000	404,625
Class G, 0.57% 6/15/22 (c)(j)	103,000	81,113
Class H, 0.59% 6/15/22 (c)(j)	207,000	159,038
Class J, 0.63% 6/15/22 (c)(j)	242,000	173,635
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	4,570,000	4,825,622
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5506% 7/25/35 (j)	823,361	668,261
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5606% 3/25/37 (j)	861,000	55,212
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.85% 10/25/35 (j)	1,587,388	1,353,750
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6125% 7/10/35 (c)(j)	313,293	225,132
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	56,310	56,990
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7106% 6/25/33 (c)(j)	90,159	74,843
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (j)	14,112	10,385
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4534% 9/25/36 (j)	1,153,000	651,547
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5316% 6/25/34 (j)	733,531	719,897
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR10 Class 2A2, 2.8562% 6/25/35 (j)	$ 2,802,664	$ 2,720,076
Series 2005-AR12:
Class 2A5, 2.854% 7/25/35 (j)	3,710,000	3,527,797
Class 2A6, 2.854% 7/25/35 (j)	3,569,160	3,351,200
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (j)	732,178	665,887
TOTAL PRIVATE SPONSOR		56,963,772
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,803,526	1,973,338
Series 1999-57 Class PH, 6.5% 12/25/29	1,305,158	1,473,620
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	197,569	212,344
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,764,342
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	402,180	419,941
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	4,935,527	5,309,423
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.6362% 6/16/37 (j)(l)	150,712	258,348
TOTAL U.S. GOVERNMENT AGENCY		12,411,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $69,917,762)		69,375,128
Commercial Mortgage Securities - 6.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0665% 2/14/43 (j)	1,435,000	1,537,109
Class A3, 7.1165% 2/14/43 (j)	1,545,000	1,679,308
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9119% 5/10/45 (j)	2,100,000	2,260,657

	Principal Amount	Value
Series 2006-5:
Class A2, 5.317% 9/10/47	$ 8,745,000	$ 8,993,782
Class A3, 5.39% 9/10/47	1,985,000	2,047,132
Series 2007-2 Class A1, 5.421% 4/10/49	893,874	913,111
Series 2007-3 Class A3, 5.6579% 6/10/49 (j)	6,100,000	6,393,260
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	1,048,758	1,054,068
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,575,329
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,963,829
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7303% 3/15/22 (c)(j)	217,000	190,960
Class G, 0.7903% 3/15/22 (c)(j)	141,000	121,260
Series 2006-BIX1:
Class F, 0.5703% 10/15/19 (c)(j)	558,000	477,090
Class G, 0.5903% 10/15/19 (c)(j)	380,000	311,600
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6206% 4/25/34 (c)(j)	507,742	406,194
Class B, 2.1606% 4/25/34 (c)(j)	39,902	20,749
Class M1, 0.8206% 4/25/34 (c)(j)	32,512	21,133
Class M2, 1.4606% 4/25/34 (c)(j)	29,134	17,918
Series 2004-2:
Class A, 0.6906% 8/25/34 (c)(j)	402,808	334,330
Class M1, 0.8406% 8/25/34 (c)(j)	65,056	44,888
Series 2004-3:
Class A1, 0.6306% 1/25/35 (c)(j)	818,203	670,927
Class A2, 0.6806% 1/25/35 (c)(j)	106,504	75,618
Class M1, 0.7606% 1/25/35 (c)(j)	109,010	73,037
Class M2, 1.2606% 1/25/35 (c)(j)	70,481	44,403
Series 2005-2A:
Class A1, 0.5706% 8/25/35 (c)(j)	446,430	358,572
Series 2005-2A:
Class M1, 0.6906% 8/25/35 (c)(j)	33,101	21,357
Class M2, 0.7406% 8/25/35 (c)(j)	54,443	34,157
Class M3, 0.7606% 8/25/35 (c)(j)	30,052	18,001
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M4, 0.8706% 8/25/35 (c)(j)	$ 27,875	$ 16,106
Series 2005-3A:
Class A1, 0.5806% 11/25/35 (c)(j)	246,546	200,417
Class A2, 0.6606% 11/25/35 (c)(j)	159,754	118,218
Series 2005-4A:
Class A2, 0.6506% 1/25/36 (c)(j)	877,038	631,467
Class M1, 0.7106% 1/25/36 (c)(j)	183,506	100,929
Class M2, 0.7306% 1/25/36 (c)(j)	55,359	28,787
Class M3, 0.7606% 1/25/36 (c)(j)	80,476	38,629
Series 2006-1 Class A2, 0.6206% 4/25/36 (c)(j)	87,381	62,827
Series 2006-2A:
Class A1, 0.4906% 7/25/36 (c)(j)	863,136	679,029
Class A2, 0.5406% 7/25/36 (c)(j)	77,910	55,683
Class M1, 0.5706% 7/25/36 (c)(j)	81,806	44,265
Class M2, 0.5906% 7/25/36 (c)(j)	57,876	28,440
Class M6, 0.8006% 7/25/36 (c)(j)	58,989	22,233
Series 2006-3A:
Class M5, 0.7406% 10/25/36 (c)(j)	69,848	24,447
Class M6, 0.8206% 10/25/36 (c)(j)	136,402	38,193
Series 2006-4A:
Class A1, 0.4906% 12/25/36 (c)(j)	500,750	400,750
Class A2, 0.5306% 12/25/36 (c)(j)	1,116,012	794,935
Class M1, 0.5506% 12/25/36 (c)(j)	80,870	40,581
Series 2007-1:
Class A2, 0.5306% 3/25/37 (c)(j)	215,369	142,144
Class B3, 3.6106% 3/25/37 (c)(j)	137,367	17,858
Series 2007-2A:
Class A1, 0.5306% 7/25/37 (c)(j)	196,874	146,671

	Principal Amount	Value
Class A2, 0.5806% 7/25/37 (c)(j)	$ 184,274	$ 99,508
Class B1, 1.8606% 7/25/37 (c)(j)	173,249	25,987
Class B2, 2.5106% 7/25/37 (c)(j)	149,624	19,451
Class B3, 3.6106% 7/25/37 (c)(j)	169,312	18,624
Class M2, 0.6706% 7/25/37 (c)(j)	102,375	28,665
Class M3, 0.7506% 7/25/37 (c)(j)	102,375	24,570
Class M4, 0.9106% 7/25/37 (c)(j)	216,562	45,478
Class M5, 1.0106% 7/25/37 (c)(j)	192,937	34,729
Class M6, 1.2606% 7/25/37 (c)(j)	240,187	38,430
Series 2007-3:
Class A2, 0.5506% 7/25/37 (c)(j)	311,425	204,668
Class B1, 1.2106% 7/25/37 (c)(j)	143,936	34,214
Class B2, 1.8606% 7/25/37 (c)(j)	503,121	91,870
Class B3, 4.2606% 7/25/37 (c)(j)	193,005	29,221
Class M1, 0.5706% 7/25/37 (c)(j)	127,579	65,104
Class M2, 0.6006% 7/25/37 (c)(j)	134,122	52,039
Class M3, 0.6306% 7/25/37 (c)(j)	293,106	99,861
Class M4, 0.7606% 7/25/37 (c)(j)	463,212	150,683
Class M5, 0.8606% 7/25/37 (c)(j)	173,377	48,788
Class M6, 1.0606% 7/25/37 (c)(j)	130,851	32,268
Series 2007-4A:
Class B1, 2.8106% 9/25/37 (c)(j)	243,244	17,027
Class B2, 3.7106% 9/25/37 (c)(j)	1,188,539	71,312
Class M4, 1.8606% 9/25/37 (c)(j)	783,413	101,844
Class M5, 2.0106% 9/25/37 (c)(j)	783,413	82,258
Class M6, 2.2106% 9/25/37 (c)(j)	783,413	70,507
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(k)	1,480,477	48,116
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7003% 3/15/19 (c)(j)	$ 284,000	$ 235,513
Class H, 0.9103% 3/15/19 (c)(j)	191,000	132,258
Class J, 1.1103% 3/15/19 (c)(j)	143,000	93,502
Series 2007-BBA8:
Class D, 0.5103% 3/15/22 (c)(j)	147,000	114,660
Class E, 0.5603% 3/15/22 (c)(j)	763,000	549,360
Class F, 0.6103% 3/15/22 (c)(j)	468,000	318,240
Class G, 0.6603% 3/15/22 (c)(j)	120,000	78,000
Class H, 0.8103% 3/15/22 (c)(j)	147,000	80,850
Class J, 0.9603% 3/15/22 (c)(j)	147,000	66,150
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,108,160
Series 2007-PW15 Class A1, 5.016% 2/11/44	890,971	905,795
Series 2007-PW16:
Class B, 5.9064% 6/11/40 (c)(j)	1,405,000	775,013
Class C, 5.9064% 6/11/40 (c)(j)	1,170,000	528,010
Class D, 5.9064% 6/11/40 (c)(j)	1,170,000	469,285
C-BASS Trust floater Series 2006-SC1 Class A, 0.5306% 5/25/36 (c)(j)	314,213	235,550
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5922% 8/15/21 (c)(j)	156,000	147,420
Class H, 0.6322% 8/15/21 (c)(j)	125,000	116,250
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	4,069,304
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	4,149,204	4,155,761
Series 2007-FL3A Class A2, 0.4003% 4/15/22 (c)(j)	2,595,000	2,343,648
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,068,099
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,249,515

	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5703% 4/15/17 (c)(j)	$ 335,000	$ 301,500
Class E, 0.6303% 4/15/17 (c)(j)	107,000	92,020
Class F, 0.6703% 4/15/17 (c)(j)	60,000	49,200
Class G, 0.8103% 4/15/17 (c)(j)	60,000	44,400
Class H, 0.8803% 4/15/17 (c)(j)	60,000	38,400
Class J, 1.1103% 4/15/17 (c)(j)	46,000	24,840
Series 2005-FL11:
Class F, 0.7103% 11/15/17 (c)(j)	65,513	56,341
Class G, 0.7603% 11/15/17 (c)(j)	45,227	36,634
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,775,483
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,100,587
Series 2004-LBN2 Class X2, 1.006% 3/10/39 (c)(j)(k)	4,071,270	5,845
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	3,885,000	3,960,951
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,633,975
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	2,750,000	2,823,457
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	905,825	916,156
Class A4, 4.75% 1/15/37	3,035,000	3,179,434
Series 1997-C2 Class D, 7.27% 1/17/35	115,345	116,910
Series 2001-CKN5 Class AX, 2.1871% 9/15/34 (c)(j)(k)	19,672,515	124,771
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	235,719
Series 2004-C1 Class ASP, 1.1338% 1/15/37 (c)(j)(k)	19,606,289	31,339
Series 2006-C1 Class A3, 5.6903% 2/15/39 (j)	3,895,000	4,108,506
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4103% 2/15/22 (c)(j)	3,470,000	2,845,400
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
Class C:
0.4303% 2/15/22 (c)(j)	$ 657,000	$ 512,460
0.5303% 2/15/22 (c)(j)	234,000	152,100
Class F, 0.5803% 2/15/22 (c)(j)	469,000	267,330
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	173,429	174,089
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,602,328
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4556% 11/5/21 (c)(j)	3,490,000	3,193,683
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,454,023
Series 2006-GG7 Class A3, 6.0797% 7/10/38 (j)	3,460,000	3,645,520
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5056% 6/6/20 (c)(j)	405,000	380,083
Class D, 0.5456% 6/6/20 (c)(j)	1,115,000	1,008,382
Class E, 0.6356% 6/6/20 (c)(j)	2,220,000	1,954,107
Class F, 0.7056% 6/6/20 (c)(j)	294,000	251,849
Series 2007-EOP:
Class C, 0.5856% 3/6/20 (c)(j)	1,335,000	1,254,900
Class D, 0.6356% 3/6/20 (c)(j)	400,000	372,000
Class E, 0.7056% 3/6/20 (c)(j)	670,000	616,400
Class F, 0.7456% 3/6/20 (c)(j)	335,000	304,850
Class G, 0.7856% 3/6/20 (c)(j)	165,000	148,500
Class H, 0.9156% 3/6/20 (c)(j)	275,000	244,750
Class J, 1.1156% 3/6/20 (c)(j)	395,000	350,563
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,825,500
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,676,596	2,690,611
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	400,030	407,329
Class A2, 5.778% 8/10/45	5,055,000	5,192,885

	Principal Amount	Value
Class A4, 6.0014% 8/10/45 (j)	$ 2,280,000	$ 2,383,539
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5403% 11/15/18 (c)(j)	101,332	83,092
Class F, 0.5903% 11/15/18 (c)(j)	151,998	121,598
Class G, 0.6203% 11/15/18 (c)(j)	132,422	101,965
Class H, 0.7603% 11/15/18 (c)(j)	101,337	76,003
sequential payer:
Series 2006-CB14 Class A3B, 5.6678% 12/12/44 (j)	4,625,000	4,885,890
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	5,105,000	5,319,068
Series 2007-LDP10 Class A1, 5.122% 1/15/49	182,979	184,279
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,948,080
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,006,322	4,139,639
Series 2007-CB19:
Class B, 5.9323% 2/12/49 (j)	755,000	416,469
Class C, 5.9323% 2/12/49 (j)	1,971,000	842,611
Class D, 5.9323% 2/12/49 (j)	2,075,000	728,100
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	1,725,000	761,676
Class CS, 5.466% 1/15/49 (j)	745,000	261,038
Class ES, 5.7307% 1/15/49 (c)(j)	4,663,000	537,025
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (j)	3,733,000	3,993,078
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	788,882	790,293
Series 2006-C1 Class A2, 5.084% 2/15/31	791,278	794,230
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	3,340,000	3,385,257
Series 2006-C7 Class A1, 5.279% 11/15/38	216,299	218,926
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	479,456	487,680
Class A3, 5.398% 2/15/40	5,000,000	5,127,684
Class A4, 5.424% 2/15/40	8,620,000	9,052,203
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,201,346
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,849,426
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6003% 9/15/21 (c)(j)	$ 402,971	$ 290,139
Class G, 0.6203% 9/15/21 (c)(j)	795,609	556,927
Class H, 0.6603% 9/15/21 (c)(j)	204,773	131,055
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	130,107	133,058
Series 2005-MCP1 Class A2, 4.556% 6/12/43	591,965	599,989
Series 2007-C1 Class A4, 6.0193% 6/12/50 (j)	3,796,000	4,042,651
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	103,536	103,725
Class A3, 5.364% 8/12/48	4,298,000	4,407,673
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	3,875,000	3,950,869
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,739,890
Series 2007-7 Class B, 5.75% 6/12/50	770,000	142,219
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.461% 7/15/19 (c)(j)	113,478	15,887
Series 2007-XCLA Class A1, 0.461% 7/17/17 (c)(j)	844,085	633,064
Series 2007-XLFA:
Class D, 0.451% 10/15/20 (c)(j)	235,000	84,600
Class E, 0.511% 10/15/20 (c)(j)	294,000	61,740
Class F, 0.561% 10/15/20 (c)(j)	176,000	24,640
Class G, 0.601% 10/15/20 (c)(j)	218,000	15,260
Class H, 0.691% 10/15/20 (c)(j)	137,000	8,220
Class J, 0.841% 10/15/20 (c)(j)	157,000	6,280
Class NHRO, 1.151% 10/15/20 (c)(j)	87,956	13,193
sequential payer:
Series 2006-T23 Class A1, 5.682% 8/12/41	170,591	171,620
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	4,785,000	4,952,626
Series 2007-IQ13 Class A1, 5.05% 3/15/44	876,557	886,529
Series 2007-IQ14 Class A1, 5.38% 4/15/49	1,962,899	2,006,532

	Principal Amount	Value
Series 2005-IQ9 Class X2, 1.2161% 7/15/56 (c)(j)(k)	$ 18,144,327	$ 194,700
Series 2007-HQ12 Class A2, 5.7804% 4/12/49 (j)	4,801,965	4,983,155
Series 2007-IQ14 Class B, 5.9133% 4/15/49 (j)	2,175,000	761,250
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	2,999,017	3,088,988
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4603% 1/15/18 (c)(j)	449,000	431,314
Series 2006-WL7A:
Class E, 0.5406% 9/15/21 (c)(j)	491,000	369,365
Class F, 0.6006% 8/11/18 (c)(j)	661,000	420,243
Class G, 0.6206% 8/11/18 (c)(j)	626,000	360,010
Class J, 0.8606% 8/11/18 (c)(j)	139,000	58,478
Series 2007-WHL8:
Class AP2, 1.0603% 6/15/20 (c)(j)	53,945	35,064
Class F, 0.7403% 6/15/20 (c)(j)	1,046,000	575,300
Class LXR2, 1.0603% 6/15/20 (c)(j)	713,442	527,947
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	540,274	544,433
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	6,037,814
Class A4, 5.305% 12/15/43	3,240,000	3,253,120
Class A5, 5.342% 12/15/43	3,796,000	3,835,733
Series 2007-C31 Class A1, 5.14% 4/15/47	376,214	378,529
Series 2007-C32 Class A2, 5.9276% 6/15/49 (j)	1,255,000	1,318,666
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	3,010,000	3,209,459
Series 2007-C30 Class E, 5.553% 12/15/43 (j)	6,257,000	492,687
Series 2007-C31 Class C, 5.8835% 4/15/47 (j)	2,455,000	638,650
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $269,059,901)		253,357,549
Municipal Securities - 0.3%

California Gen. Oblig.:
6.2% 3/1/19	2,000,000	2,024,600
7.5% 4/1/34	2,400,000	2,483,400
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 2,560,000	$ 2,655,078
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	2,850,000	2,854,218
TOTAL MUNICIPAL SECURITIES (Cost $9,883,129)		10,017,296
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,843,988
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	378,609
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $2,315,312)	2,283,000	2,363,147
Cash Equivalents - 15.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.26%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) # (Cost $595,112,000)	$ 595,124,992	595,112,000
TOTAL INVESTMENT PORTFOLIO - 123.9% (Cost $4,591,892,304)		4,655,228,994
NET OTHER ASSETS (LIABILITIES) - (23.9)%		(897,137,963)
NET ASSETS - 100%		$ 3,758,091,031
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/
(Received) $(360,000)) (i)

	Sept. 2037	$ 2,127,083	$ (1,990,489)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/ (Received) $(598,000)) (i)	Sept. 2037	1,843,472	(1,725,090)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(348,750)) (i)	Sept. 2037	1,063,541	(995,244)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(701,375)) (i)	Sept. 2037	2,197,985	(2,056,838)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(572,000)) (i)

	Sept. 2037	$ 3,119,721	$ (2,919,383)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(214,000)) (i)	Sept. 2037	1,134,444	(1,061,594)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(1,023,500)) (i)	Sept. 2037	3,261,527	(3,052,082)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	90,418	(50,218)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (h)	Feb. 2034	4,841	(4,566)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (h)

	Dec. 2034	$ 245,904	$ (239,757)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	127,968	(127,145)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	427,179	(416,501)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	89,622	(67,742)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (h)	June 2035	213,551	(196,823)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States
7.5% 4/8/33
(Rating-Baa1) (h)

	May 2011	$ 4,290,000	$ 5,138
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)	May 2011	2,260,000	2,877
TOTAL CREDIT DEFAULT SWAPS		$ 22,497,256	$ (14,895,457)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	80,966,000	904,147
		$ 103,463,256	$ (13,991,310)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,861,474 or 5.5% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,633,357 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $16,789,409.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/
performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$595,112,000 due 1/03/11 at 0.26%
BNP Paribas Securities Corp.	$ 68,267,928
Bank of America NA	73,033,355
Barclays Capital, Inc.	22,822,923
Credit Agricole Securities (USA), Inc.	5,583,948
HSBC Securities (USA), Inc.	18,258,339
ING Financial Markets LLC	21,910,006
J.P. Morgan Securities, Inc.	18,258,339
Merrill Lynch Government Securities, Inc.	32,865,010
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,501,231
Mizuho Securities USA, Inc.	146,066,710
Societe Generale, New York Branch	36,516,677
Wells Fargo Securities LLC	115,027,534
$ 595,112,000
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 898,964,209	$ -	$ 898,964,209	$ -
U.S. Government and Government Agency Obligations	1,198,066,106	-	1,198,066,106	-
U.S. Government Agency - Mortgage Securities	1,529,673,315	-	1,529,673,315	-
Asset-Backed Securities	96,077,647	-	91,992,025	4,085,622
Collateralized Mortgage Obligations	69,375,128	-	68,869,354	505,774
Commercial Mortgage Securities	253,357,549	-	243,048,311	10,309,238
Municipal Securities	10,017,296	-	10,017,296	-
Foreign Government and Government Agency Obligations	1,843,988	-	1,843,988	-
Supranational Obligations	378,609	-	378,609	-
Preferred Securities	2,363,147	-	2,363,147	-
Cash Equivalents	595,112,000	-	595,112,000	-
Total Investments in Securities:	$ 4,655,228,994	$ -	$ 4,640,328,360	$ 14,900,634
Derivative Instruments:
Assets
Swap Agreements	$ 912,162	$ -	$ 912,162	$ -
Liabilities
Swap Agreements	$ (14,903,472)	$ -	$ (13,800,719)	$ (1,102,753)
Total Derivative Instruments:	$ (13,991,310)	$ -	$ (12,888,557)	$ (1,102,753)
Other Financial Instruments:
Forward Commitments	$ (1,935,055)	$ -	$ (1,935,055)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,822,693
Total Realized Gain (Loss)	(1,178,838)
Total Unrealized Gain (Loss)	3,830,464
Cost of Purchases	2,149,062
Proceeds of Sales	(1,842,836)
Amortization/Accretion	(590,231)
Transfers in to Level 3	4,258,003
Transfers out of Level 3	(6,547,683)
Ending Balance	$ 14,900,634
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ 2,336,040
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,151,575)
Total Unrealized Gain (Loss)	1,124,186
Transfers in to Level 3	(75,364)
Transfers out of Level 3	-
Ending Balance	$ (1,102,753)
Realized gain (loss) on Swap Agreements for the period	$ 483,000
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at December 31, 2010	$ 576,599

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements	$ 8,015	$ (14,903,472)
Interest Rate Risk
Swap Agreements	904,147	-
Total Value of Derivatives (a)	$ 912,162	$ (14,903,472)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $595,112,000) - See accompanying schedule: Unaffiliated issuers (cost $4,591,892,304)		$ 4,655,228,994
Commitment to sell securities on a delayed delivery basis	$ (338,697,446)
Receivable for securities sold on a delayed delivery basis	336,762,391	(1,935,055)
Receivable for investments sold, regular delivery		47,846,855
Cash		56,371
Receivable for swap agreements		5,033
Interest receivable		26,028,023
Unrealized appreciation on swap agreements		912,162
Other receivables		127
Total assets		4,728,142,510

Liabilities
Payable for investments purchased Regular delivery	$ 63,313,367
Delayed delivery	891,520,784
Payable for swap agreements	296,379
Unrealized depreciation on swap agreements	14,903,472
Other payables and accrued expenses	17,477
Total liabilities		970,051,479

Net Assets		$ 3,758,091,031
Net Assets consist of:
Paid in capital		$ 3,691,566,497
Undistributed net investment income		8,506,392
Accumulated undistributed net realized gain (loss) on investments		9,355,288
Net unrealized appreciation (depreciation) on investments		48,662,854
Net Assets, for 35,729,379 shares outstanding		$ 3,758,091,031
Net Asset Value, offering price and redemption price per share ($3,758,091,031 ÷ 35,729,379 shares)		$ 105.18

Statement of Operations

	Year ended December 31, 2010

Investment Income
Dividends		$ 161,918
Interest		145,080,348
Total income		145,242,266

Expenses
Custodian fees and expenses	$ 102,026
Independent trustees' compensation	14,263
Total expenses before reductions	116,289
Expense reductions	(14,694)	101,595
Net investment income		145,140,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	126,911,348
Swap agreements	16,131,406
Total net realized gain (loss)		143,042,754
Change in net unrealized appreciation (depreciation) on: Investment securities	40,510,873
Swap agreements	(11,915,110)
Delayed delivery commitments	(2,850,134)
Total change in net unrealized appreciation (depreciation)		25,745,629
Net gain (loss)		168,788,383
Net increase (decrease) in net assets resulting from operations		$ 313,929,054

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 145,140,671	$ 164,800,617
Net realized gain (loss)	143,042,754	24,778,123
Change in net unrealized appreciation (depreciation)	25,745,629	307,699,497
Net increase (decrease) in net assets resulting from operations	313,929,054	497,278,237
Distributions to shareholders from net investment income	(145,185,204)	(157,751,977)
Distributions to shareholders from net realized gain	(132,021,770)	(9,844,730)
Total distributions	(277,206,974)	(167,596,707)
Share transactions Proceeds from sales of shares	72,938,886	459,946,752
Reinvestment of distributions	277,206,974	167,596,707
Cost of shares redeemed	(586,003,407)	(162,859,288)
Net increase (decrease) in net assets resulting from share transactions	(235,857,547)	464,684,171
Total increase (decrease) in net assets	(199,135,467)	794,365,701

Net Assets
Beginning of period	3,957,226,498	3,162,860,797
End of period (including undistributed net investment income of $8,506,392 and undistributed net investment income of $9,252,186, respectively)	$ 3,758,091,031	$ 3,957,226,498
Other Information Shares
Sold	678,877	4,495,735
Issued in reinvestment of distributions	2,605,878	1,665,760
Redeemed	(5,416,725)	(1,669,790)
Net increase (decrease)	(2,131,970)	4,491,705

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 104.52	$ 94.78	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	3.943	4.762	5.319	5.534	2.814
Net realized and unrealized gain (loss)	4.424	9.818	(7.583)	(.594)	3.132
Total from investment operations	8.367	14.580	(2.264)	4.940	5.946
Distributions from net investment income	(3.947)	(4.580)	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	(3.760)	(.260)	(.220)	(.075)	(.100)
Total distributions	(7.707)	(4.840)	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Total Return B, C	8.12%	15.71%	(2.29) %	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions G	-%	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-% A
Expenses net of all reductions G	-%	-%	-%	-%	-% A
Net investment income	3.65%	4.75%	5.35%	5.42%	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,758,091	$ 3,957,226	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	230%	141%	140%	137%	99% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 128,920,135
Gross unrealized depreciation	(63,120,034)
Net unrealized appreciation (depreciation)	$ 65,800,101
Tax Cost	$ 4,589,428,893

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,972,092
Undistributed long-term capital gain	$ 8,733,328
Net unrealized appreciation (depreciation)	$ 51,819,112

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 187,103,640	$ 167,596,707
Long-term Capital Gains	90,103,334	-
Total	$ 277,206,974	$ 167,596,707

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,687,760)	$ 4,152,801
Interest Rate Risk
Swap Agreements	19,819,166	(16,067,911)
Totals (a)	$ 16,131,406	$ (11,915,110)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $22,497,256 representing 0.60% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $394,562,863 and $657,166,167, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $14,263.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $431.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	13.2%
VIP Asset Manager: Growth Portfolio	1.0%
VIP Balanced Portfolio	10.8%
VIP Investment Grade Bond Portfolio	75.0%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 23, 2006, (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 23, 2006, (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-
present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 11, 2011, to shareholders of record at the opening of business on February 11, 2011, a distribution of $0.31 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $98,836,662, or, if subsequently determined to be different, the net capital gain of such year.

A total of 15.91% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, December 31, 2010, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$210,000	$-	$6,000	$-

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$181,000	$-	$6,000	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2010A	December 31, 2009A
Audit-Related Fees	$645,000	$725,000
Tax Fees	$-	$-
All Other Fees	$840,000	$515,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2010 A	December 31, 2009 A
Deloitte Entities	$1,585,000	$1,245,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2011